Significant Accounting Policies (Narrative) (Details)	12 Months Ended
Dec. 31, 2022
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives (Years)	19 – 49
Pressure Regulation And Management System Facility Member
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives (Years)	24
Offices [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives (Years)	3 – 9